Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Data
Segment data were as follows:

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Net revenues:
European Union	$27,338	$29,768	$28,050
Eastern Europe, Middle East & Africa	19,272	17,452	15,928
Asia	21,071	19,590	15,235
Latin America & Canada	9,712	9,536	8,500
Net revenues(1)	$77,393	$76,346	$67,713
Earnings before income taxes:
Operating companies income:
European Union	$4,187	$4,560	$4,311
Eastern Europe, Middle East & Africa	3,726	3,229	3,152
Asia	5,197	4,836	3,049
Latin America & Canada	1,043	988	953
Amortization of intangibles	(97)	(98)	(88)
General corporate expenses	(210)	(183)	(177)
Operating income	13,846	13,332	11,200
Interest expense, net	(859)	(800)	(876)
Earnings before income taxes	$12,987	$12,532	$10,324

(1)
Total net revenues attributable to customers located in Germany, PMI’s largest market in terms of net revenues, were $7.7 billion, $8.1 billion and $7.5 billion for the years ended December 31, 2012, 2011 and 2010, respectively.

Other Expenses By Segment

	For the Years Ended December 31,
(in millions)	2012	2011	2010
Depreciation expense:
European Union	$181	$210	$212
Eastern Europe, Middle East & Africa	211	227	215
Asia	315	358	332
Latin America & Canada	84	90	75
	791	885	834
Other	10	10	10
Total depreciation expense	$801	$895	$844
Capital expenditures:
European Union	$391	$382	$329
Eastern Europe, Middle East & Africa	197	133	102
Asia	277	208	161
Latin America & Canada	127	140	120
	992	863	712
Other	64	34	1
Total capital expenditures	$1,056	$897	$713

Long-Lived Assets By Segment

	At December 31,
(in millions)	2012	2011	2010
Long-lived assets:
European Union	$3,066	$2,938	$3,226
Eastern Europe, Middle East & Africa	1,215	1,094	1,158
Asia	1,831	1,687	1,765
Latin America & Canada	735	706	663
	6,847	6,425	6,812
Other	139	146	195
Total long-lived assets	$6,986	$6,571	$7,007